INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets:
Net operating loss and interest limitation carryforward	$18,025,898	$8,091,718
Stock-based compensation	1,287,424	564,700
Accounts receivable allowance	269,403	—
Operating lease liabilities	1,599,651	—
Goodwill	385,570	—
Inventory reserve	151,815	—
Property and equipment	191,259	—
Total deferred income taxes	21,911,020	8,656,418

Deferred tax liabilities:
Property and equipment	—	15,045
Right-of-use assets	1,572,368	—
Goodwill	—	64,423
Debt discounts	28,818	464,324
Total deferred tax liabilities	1,601,186	543,792

Net deferred tax asset	20,309,834	8,112,626

Valuation allowance	(20,309,834)	(8,112,626)
Net deferred taxes	$—	$—

Schedule of reconciliation of U.S. federal income
	2019	2018
U.S. Federal statutory rate	21.0%	21.0%
State and local, net of Federal benefit	5.0%	5.1%
Permanent difference	(1.1)%	(0.2)%
Valuation allowance	(24.9)%	(25.9)%
Effective tax rate	—%	—%